Dividends	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Dividends
33	DIVIDENDS
In compliance with certain covenants, the company will not pay dividends for the years 2019 and 2020, except for transactions with non-controlling
interests described in Note
35-c).
Certain of our debt or other contractual obligations may restrict our ability to pay dividends in the future.